                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated June 18, 1999
              to the Prospectus for Class A, Class B and Class C
                          Shares Dated April 1, 1999

                            Disclosure Relating to
                              PIMCO Balanced Fund

  On June 3, 1999, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Reorganization pursuant to which PIMCO Balanced Fund (the "Balanced Fund") is expected to reorganize with and into PIMCO Strategic Balanced Fund (the "Strategic Balanced Fund"), a series of PIMCO Funds: Pacific Investment Management Series (the proposed transaction is referred to as the "Reorganization"). The date of closing (the "Closing Date") of the Reorganization is expected to be on or about September 24, 1999. The Strategic Balanced Fund seeks the maximization of total return, consistent with preservation of capital and prudent investment management, through investment in a combination of short- and intermediate-term fixed income securities and S&P 500 stock index derivatives. The investment adviser of the Strategic Balanced Fund is Pacific Investment Management Company, which is an affiliate of PIMCO Advisors L.P., the Balanced Fund's investment adviser.

  The Reorganization will take place by means of a transfer by the Balanced Fund of all of its assets to the Strategic Balanced Fund in exchange for shares ("Merger Shares") of the Strategic Balanced Fund and the assumption by the Strategic Balanced Fund of all the Balanced Fund's liabilities. The exchange, which will be effected on the basis of the relative net asset values of the two Funds, will be followed immediately by the distribution of Merger Shares to the Balanced Fund's shareholders, in complete liquidation of the Balanced Fund. Accordingly, shareholders of the Balanced Fund will become shareholders of the Strategic Balanced Fund by effectively having their Balanced Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset value on the Closing Date.

  The federal income tax treatment of the Reorganization depends on facts that cannot be known until the Closing Date. At present, it is thought that there is a substantial likelihood that the effective exchange of Balanced Fund shares for Merger Shares on the Closing Date will be a taxable event and will be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Shareholders should consult their tax advisors regarding possible state and local tax consequences.

  No sales charges will be charged to Balanced Fund shareholders on the redemption of Balanced Fund shares or the issuance of Merger Shares in connection with the Reorganization. Merger Shares received by Balanced Fund shareholders will be subject to a contingent deferred sales charge ("CDSC") to the same extent that the Balanced Fund shares exchanged were so subject. For purposes of computing the CDSC, if any, payable on redemption of Class A, Class B or Class C Merger Shares received by Balanced Fund shareholders, and determining the date on which Class B Merger Shares convert to Class A shares, the Merger Shares will be treated as having been purchased as of the date that, and for the price at which, the Balanced Fund shares exchanged for such Merger Shares were purchased.

  In addition, in connection with the Reorganization, the following actions are being taken:

    (i) Sales of shares of the Balanced Fund will be suspended as of July 1, 1999 except to qualified benefit plans (or participants therein) if such plans own Balanced Fund shares on June 30, 1999.

    (ii) Shareholders of other PIMCO Funds will not be able to exchange their shares for shares of the Balanced Fund after September 1, 1999.

    (iii) In anticipation of the Reorganization, PIMCO Advisors L.P. may (but is not required to) allocate a greater portion of the Balanced Fund's portfolio than is customary to the Fixed Income Securities Segment.

    (iv) To facilitate the Reorganization and to facilitate possible redemptions of Balanced Fund shares prior to the Reorganization, the sub-advisers to the Common Stock Segment of the Balanced Fund will be able to deviate from the investment strategies applicable to this segment by investing significantly in short-term fixed-income securities and derivatives, including S&P 500 stock index derivatives.

  The Reorganization is subject to a number of conditions. The Prospectus will be further supplemented or revised if the Reorganization does not occur substantially in accordance with the schedule outlined above.

                       PIMCO FUNDS: MULTI-MANAGER SERIES

                        Supplement Dated June 18, 1999
      to the Prospectus for Institutional Class and Administrative Class
                           Shares Dated May 7, 1999

                            Disclosure Relating to
                              PIMCO Balanced Fund

  On June 3, 1999, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") approved an Agreement and Plan of Reorganization pursuant to which PIMCO Balanced Fund (the "Balanced Fund") is expected to reorganize with and into PIMCO Strategic Balanced Fund (the "Strategic Balanced Fund"), a series of PIMCO Funds: Pacific Investment Management Series (the proposed transaction is referred to as the "Reorganization"). The date of closing (the "Closing Date") of the Reorganization is expected to be on or about September 24, 1999. The Strategic Balanced Fund seeks the maximization of total return, consistent with preservation of capital and prudent investment management, through investment in a combination of short- and intermediate-term fixed income securities and S&P 500 stock index derivatives. The investment adviser of the Strategic Balanced Fund is Pacific Investment Management Company, which is an affiliate of PIMCO Advisors L.P., the Balanced Fund's investment adviser.

  The Reorganization will take place by means of a transfer by the Balanced Fund of all of its assets to the Strategic Balanced Fund in exchange for shares ("Merger Shares") of the Strategic Balanced Fund and the assumption by the Strategic Balanced Fund of all the Balanced Fund's liabilities. The exchange, which will be effected on the basis of the relative net asset values of the two Funds, will be followed immediately by the distribution of Merger Shares to the Balanced Fund's shareholders, in complete liquidation of the Balanced Fund. Accordingly, shareholders of the Balanced Fund will become shareholders of the Strategic Balanced Fund by effectively having their Balanced Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset value on the Closing Date.

  The federal income tax treatment of the Reorganization depends on facts that cannot be known until the Closing Date. At present, it is thought that there is a substantial likelihood that the effective exchange of Balanced Fund shares for Merger Shares on the Closing Date will be a taxable event and will be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Shareholders should consult their tax advisors regarding possible state and local tax consequences.

  In addition, in connection with the Reorganization, the following actions are being taken:

    (i) Sales of shares of the Balanced Fund will be suspended as of July 1, 1999 except to qualified benefit plans (or participants therein) if such plans own Balanced Fund shares on June 30, 1999.

    (ii) Shareholders of other PIMCO Funds will not be able to exchange their shares for shares of the Balanced Fund after September 1, 1999.

    (iii) In anticipation of the Reorganization, PIMCO Advisors L.P. may (but is not required to) allocate a greater portion of the Balanced Fund's portfolio than is customary to the Fixed Income Securities Segment.

    (iv) To facilitate the Reorganization and to facilitate possible redemptions of Balanced Fund shares prior to the Reorganization, the sub-advisers to the Common Stock Segment of the Balanced Fund will be able to deviate from the investment strategies applicable to this segment by investing significantly in short-term fixed-income securities and derivatives, including S&P 500 stock index derivatives.

  The Reorganization is subject to a number of conditions. The Prospectus will be further supplemented or revised if the Reorganization does not occur substantially in accordance with the schedule outlined above.